State Street SPDR SP Emerging Markets ex-China ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
State Street SPDR SP Emerging Markets ex-China ETF | State Street SPDR SP Emerging Markets ex-China ETF
Prospectus [Line Items]
Annual Return [Percent]	20.08%